Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Cash and Cash Equivalents

	2017	2016	2015
Cash and Banks	9,672	7,922	13,920
Short-term investments	15	27	693
Financial assets at fair value through profit or loss (1)	19,051	2,808	774

	28,738	10,757	15,387

(1)	See Note 6.